Non-controlling Interests (Details 3) - USD ($)	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Reserve Quantities [Line Items]
Current assets	$ 7,910,013	$ 6,705,686
Current liabilities	5,315,904	3,862,460
G R Michigan L L C [Member]
Reserve Quantities [Line Items]
Current assets		1,453	$ 74,961
Non-current assets			603,895
Current liabilities			489,266
Non-current liabilities			68,994
Net loss for the year		$ 48,867	$ 296,570